Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Beginning of the year	¥ 244,412	¥ 224,284
Additions	98,600	163,583
Disposals, net	(75,711)	(7,008)
Depreciation charge	(119,309)	(135,975)	¥ (138,531)
Exchange difference	3,409	(472)
End of the year	151,401	244,412	224,284
Gross carrying amount
Property and equipment
Beginning of the year	697,036	559,520
End of the year	593,936	697,036	559,520
Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(446,994)	(330,077)
End of the year	(440,314)	(446,994)	(330,077)
Exchange Difference [Member]
Property and equipment
Beginning of the year	5,630	5,159
End of the year	2,221	5,630	5,159
Office and telecommunication equipment
Property and equipment
Beginning of the year	58,448	51,039
Additions	15,481	30,484
Disposals, net	(9,467)	(1,285)
Depreciation charge	(23,027)	(21,682)
Exchange difference	420	(108)
End of the year	41,855	58,448	51,039
Office and telecommunication equipment | Gross carrying amount
Property and equipment
Beginning of the year	126,626	103,462
End of the year	120,373	126,626	103,462
Office and telecommunication equipment | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(65,102)	(49,454)
End of the year	(75,862)	(65,102)	(49,454)
Office and telecommunication equipment | Exchange Difference [Member]
Property and equipment
Beginning of the year	3,076	2,969
End of the year	2,656	3,076	2,969
Right-of-use properties
Property and equipment
Beginning of the year	144,001	120,941
Additions	76,534	118,030
Disposals, net	(57,952)	(5,723)
Depreciation charge	(75,519)	(88,974)
Exchange difference	2,510	(273)
End of the year	89,574	144,001	120,941
Right-of-use properties | Gross carrying amount
Property and equipment
Beginning of the year	461,605	362,322
End of the year	358,173	461,605	362,322
Right-of-use properties | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(316,267)	(240,317)
End of the year	(269,772)	(316,267)	(240,317)
Right-of-use properties | Exchange Difference [Member]
Property and equipment
Beginning of the year	1,337	1,064
End of the year	(1,173)	1,337	1,064
Leasehold improvements
Property and equipment
Beginning of the year	41,963	52,304
Additions	6,585	15,069
Disposals, net	(8,292)
Depreciation charge	(20,763)	(25,319)
Exchange difference	479	(91)
End of the year	19,972	41,963	52,304
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning of the year	108,805	93,736
End of the year	115,390	108,805	93,736
Leasehold improvements | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(65,625)	(40,306)
End of the year	(94,680)	(65,625)	(40,306)
Leasehold improvements | Exchange Difference [Member]
Property and equipment
Beginning of the year	1,217	1,126
End of the year	¥ 738	¥ 1,217	¥ 1,126